Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023

Deferred bonus and salaries payable	$-	$451,660
Research and development expenses payable	778,205	1,162,155
Professional fees payable	127,031	175,324
Cost of healthcare services payable	-	61,826
Insurance expenses payable	-	27,463
Others	13,375	15,913
	$918,611	$1,894,341